Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before tax		£ 5,971	£ 7,503	£ 4,782
Adjustments for:
Change in operating assets		(39,622)	(9,110)	16,735
Change in operating liabilities		23,603	4,232	1,481
Non-cash and other items		5,990	5,622	(244)
Tax paid	[1]	(1,305)	(1,437)	(764)
Tax refunded	[1]	970	0	21
Net cash (used in) provided by operating activities		(4,393)	6,810	22,011
Cash flows from investing activities
Purchase of financial assets		(10,518)	(10,311)	(7,984)
Proceeds from sale and maturity of financial assets		7,062	5,298	11,172
Purchase of fixed assets	[1]	(4,364)	(3,961)	(2,432)
Purchase of other intangible assets	[1]	(1,259)	(1,494)	(1,423)
Proceeds from sale of fixed assets	[1]	1,505	1,027	1,550
Proceeds from sale of goodwill and other intangible assets		62	0	0
Repayment of capital by joint ventures and associates		0	0	36
Acquisition of businesses and joint ventures, net of cash acquired		(179)	(380)	(409)
Net cash (used in) provided by investing activities		(7,691)	(9,821)	510
Cash flows from financing activities
Dividends paid to ordinary shareholders		(1,828)	(1,651)	(1,475)
Distributions in respect of other equity instruments		(498)	(527)	(438)
Distributions in respect of non-controlling interests		(83)	(101)	(92)
Interest paid on subordinated liabilities		(622)	(623)	(603)
Proceeds from issue of subordinated liabilities		812	1,417	838
Proceeds from issue of other equity instruments		757	1,772	745
Proceeds from issue of ordinary shares		187	86	31
Share buyback		(2,011)	(1,993)	(2,013)
Repayment of subordinated liabilities		(819)	(1,745)	(2,216)
Repurchases and redemptions of other equity instruments		(1,824)	(135)	(1,395)
Change in stake of non-controlling interests		(2)	0	5
Net cash used in financing activities		(5,931)	(3,500)	(6,613)
Effects of exchange rate changes on cash and cash equivalents		(7)	(480)	727
Change in cash and cash equivalents		(18,022)	(6,991)	16,635
Cash and cash equivalents at beginning of year		88,838	95,829	79,194
Cash and cash equivalents at end of year		£ 70,816	£ 88,838	£ 95,829

[1]	1Previously presented in aggregate.